iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc.
(a)
..................... 2,950 $ 678,117
HEICO Corp. ........................... 1,840 314,695
HEICO Corp. , Class A ...................... 3,121 428,857
Howmet Aerospace, Inc. .................... 16,267 855,644
2,277,313
a
Air Freight & Logistics  —  0 .2%
CH Robinson Worldwide, Inc. ................ 4,782 392,363
Expeditors International of Washington, Inc. ....... 6,201 746,228
1,138,591
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 11,748 973,204
BorgWarner, Inc. ......................... 9,829 331,139
Lear Corp. ............................. 2,428 324,745
1,629,088
a
Automobiles  —  0 .1%
Lucid Group, Inc.
(b)
........................ 37,086 156,503
Rivian Automotive, Inc. , Class A
(b)
.............. 27,342 458,252
614,755
a
Banks  —  1 .2%
Huntington Bancshares, Inc. ................. 60,144 677,221
KeyCorp ............................... 38,922 482,244
M&T Bank Corp. ......................... 6,893 883,476
PNC Financial Services Group, Inc. (The) ........ 16,543 2,216,100
Regions Financial Corp. .................... 38,979 650,170
Truist Financial Corp. ...................... 55,329 1,778,274
U.S. Bancorp ........................... 63,678 2,427,405
9,114,890
a
Beverages  —  0 .2%
Keurig Dr Pepper, Inc. ..................... 43,531 1,374,274
a
Biotechnology  —  2 .7%
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,192 873,554
Amgen, Inc. ............................ 22,219 5,991,131
Biogen, Inc.
(a)
........................... 6,016 1,408,225
BioMarin Pharmaceutical, Inc. ................ 7,817 711,972
Exact Sciences Corp.
(a)
..................... 7,505 480,320
Incyte Corp. ............................ 7,912 429,938
Moderna, Inc.
(a)
.......................... 13,438 1,044,133
Neurocrine Biosciences, Inc.
(a)
................ 4,077 475,338
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,434 3,652,774
Seagen, Inc. ............................ 5,848 1,246,852
United Therapeutics Corp. ................... 1,950 468,000
Vertex Pharmaceuticals, Inc.
(a)
................ 10,721 3,803,918
20,586,155
a
Broadline Retail  —  0 .6%
eBay, Inc. .............................. 22,105 906,526
Etsy, Inc.
(a)
............................. 5,110 387,389
MercadoLibre, Inc.
(a)
....................... 1,873 3,035,122
4,329,037
a
Building Products  —  1 .0%
A O Smith Corp. ......................... 5,223 393,605
Allegion PLC ............................ 3,610 382,985
Builders FirstSource, Inc. ................... 5,209 698,579
Carlisle Companies, Inc. .................... 2,068 579,888
Carrier Global Corp. ....................... 34,794 1,807,896
Fortune Brands Innovations, Inc. .............. 5,271 360,694
Lennox International, Inc. ................... 1,328 540,044
Security Shares Value
a
Building Products (continued)
Masco Corp. ............................ 9,343 $ 565,719
Owens Corning .......................... 3,732 505,985
Trane Technologies PLC .................... 9,487 2,138,465
7,973,860
a
Capital Markets  —  4 .8%
Ameriprise Financial, Inc. ................... 4,263 1,507,013
Bank of New York Mellon Corp. (The) ........... 32,350 1,563,152
BlackRock, Inc.
(c)
......................... 6,201 4,658,377
Carlyle Group, Inc. (The) .................... 8,924 305,915
Cboe Global Markets, Inc. ................... 4,383 798,539
Charles Schwab Corp. (The) ................. 62,503 3,832,684
CME Group, Inc. , Class A ................... 14,944 3,263,172
FactSet Research Systems, Inc. ............... 1,585 718,734
Franklin Resources, Inc. .................... 12,333 305,858
Intercontinental Exchange, Inc. ............... 23,771 2,706,091
LPL Financial Holdings, Inc. .................. 3,158 702,023
MarketAxess Holdings, Inc. .................. 1,578 378,909
Moody's Corp. ........................... 6,860 2,503,626
Morgan Stanley .......................... 51,622 4,095,690
Nasdaq, Inc. ............................ 14,286 797,730
Northern Trust Corp. ....................... 8,599 681,471
Raymond James Financial, Inc. ............... 8,249 867,382
S&P Global, Inc. ......................... 13,517 5,620,774
State Street Corp. ........................ 13,236 963,846
T Rowe Price Group, Inc. ................... 9,317 932,911
37,203,897
a
Chemicals  —  2 .4%
Air Products and Chemicals, Inc. .............. 9,228 2,496,635
Albemarle Corp. ......................... 4,874 591,070
CF Industries Holdings, Inc. .................. 8,015 602,327
FMC Corp. ............................. 5,192 278,603
International Flavors & Fragrances, Inc. .......... 10,603 799,254
Linde PLC ............................. 20,269 8,386,704
Mosaic Co. (The) ......................... 13,803 495,390
PPG Industries, Inc. ....................... 9,783 1,389,088
RPM International, Inc. ..................... 5,351 550,779
Sherwin-Williams Co. (The) .................. 10,148 2,829,262
Westlake Corp. .......................... 1,614 207,222
18,626,334
a
Commercial Services & Supplies  —  1 .4%
Cintas Corp. ............................ 3,808 2,106,776
Copart, Inc.
(a)
........................... 35,791 1,797,424
Republic Services, Inc. ..................... 9,198 1,488,604
Rollins, Inc. ............................. 12,086 492,383
Veralto Corp.
(a)
.......................... 9,719 750,793
Waste Connections, Inc. .................... 10,702 1,450,014
Waste Management, Inc. .................... 16,826 2,877,078
10,963,072
a
Communications Equipment  —  1 .5%
Arista Networks, Inc.
(a)
..................... 10,931 2,401,650
Cisco Systems, Inc. ....................... 168,256 8,140,225
F5, Inc.
(a)
.............................. 2,470 422,840
Juniper Networks, Inc. ..................... 13,349 379,779
11,344,494
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,474 486,420
Quanta Services, Inc. ...................... 6,031 1,135,697
1,622,117
a

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 2,567 $ 1,192,602
Vulcan Materials Co. ...................... 5,519 1,178,638
2,371,240
a
Consumer Finance  —  1 .1%
Ally Financial, Inc. ........................ 11,276 329,485
American Express Co. ..................... 26,003 4,440,532
Capital One Financial Corp. .................. 15,845 1,769,253
Discover Financial Services .................. 10,395 966,735
Synchrony Financial ....................... 17,363 561,866
8,067,871
a
Consumer Staples Distribution & Retail  —  0 .7%
Dollar General Corp. ...................... 9,117 1,195,421
Dollar Tree, Inc.
(a)
......................... 8,682 1,073,008
Target Corp. ............................ 19,175 2,565,807
Walgreens Boots Alliance, Inc. ................ 30,503 608,230
5,442,466
a
Containers & Packaging  —  0 .4%
Avery Dennison Corp. ...................... 3,347 650,992
Ball Corp. .............................. 13,087 723,580
International Paper Co. ..................... 13,654 504,379
Packaging Corp. of America ................. 3,735 627,517
Westrock Co. ........................... 10,695 440,313
2,946,781
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 5,834 774,639
LKQ Corp. ............................. 11,114 494,906
Pool Corp. ............................. 1,622 563,353
1,832,898
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 8,886 553,065
a
Diversified Telecommunication Services  —  0 .9%
Verizon Communications, Inc. ................ 174,632 6,693,645
a
Electrical Equipment  —  1 .0%
AMETEK, Inc. ........................... 9,584 1,487,725
Eaton Corp. PLC ......................... 16,574 3,773,734
Hubbell, Inc. ............................ 2,228 668,400
Rockwell Automation, Inc. ................... 4,771 1,314,124
Vertiv Holdings Co. , Class A ................. 14,226 621,107
7,865,090
a
Electronic Equipment, Instruments & Components  —  1 .2%
Amphenol Corp. , Class A ................... 24,776 2,254,368
CDW Corp. ............................. 5,568 1,174,180
Corning, Inc. ............................ 33,661 959,002
Jabil, Inc. .............................. 5,437 626,995
Keysight Technologies, Inc.
(a)
................. 7,376 1,002,325
TE Connectivity Ltd. ....................... 13,041 1,708,371
Teledyne Technologies, Inc. .................. 1,955 787,787
Trimble, Inc. ............................ 10,315 478,616
Zebra Technologies Corp. , Class A
(a)
............ 2,133 505,478
9,497,122
a
Entertainment  —  0 .3%
Electronic Arts, Inc. ....................... 10,691 1,475,465
Warner Bros Discovery, Inc. , Series A
(a)
.......... 96,185 1,005,133
2,480,598
a
Financial Services  —  5 .5%
Apollo Global Management, Inc. ............... 16,484 1,516,528
Fidelity National Information Services, Inc. ........ 24,610 1,443,130
Security Shares Value
a
Financial Services (continued)
Fiserv, Inc.
(a)
............................ 25,323 $ 3,307,437
Global Payments, Inc. ..................... 10,800 1,257,552
Jack Henry & Associates, Inc. ................ 3,024 479,878
Mastercard, Inc. , Class A .................... 34,949 14,462,945
PayPal Holdings, Inc.
(a)
..................... 43,331 2,496,299
Toast, Inc. , Class A
(b)
...................... 13,653 203,020
Visa, Inc. , Class A ........................ 66,745 17,132,107
42,298,896
a
Food Products  —  0 .9%
Campbell Soup Co. ....................... 8,045 323,248
Conagra Brands, Inc. ...................... 19,854 561,670
Darling Ingredients, Inc. .................... 6,637 291,165
General Mills, Inc. ........................ 24,146 1,537,134
Hormel Foods Corp. ....................... 12,485 381,916
J M Smucker Co. (The) ..................... 4,408 483,690
Kellanova .............................. 11,377 597,748
Kraft Heinz Co. (The) ...................... 35,716 1,253,989
Lamb Weston Holdings, Inc. ................. 6,020 602,181
McCormick & Co., Inc. , NVS ................. 10,438 676,695
6,709,436
a
Ground Transportation  —  0 .4%
JB Hunt Transport Services, Inc. .............. 3,434 636,217
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,765 363,822
Old Dominion Freight Line, Inc. ............... 4,085 1,589,310
U-Haul Holding Co. , Series N , NVS ............. 3,988 215,950
2,805,299
a
Health Care Equipment & Supplies  —  2 .1%
Align Technology, Inc.
(a)
..................... 3,020 645,676
Cooper Companies, Inc. (The) ................ 2,057 693,045
Dexcom, Inc.
(a)
.......................... 16,112 1,861,258
Edwards Lifesciences Corp.
(a)
................ 25,252 1,709,813
GE HealthCare Technologies, Inc. ............. 17,004 1,164,094
Hologic, Inc.
(a)
........................... 10,175 725,478
IDEXX Laboratories, Inc.
(a)
................... 3,448 1,606,147
Insulet Corp.
(a)
........................... 2,900 548,361
ResMed, Inc. ........................... 6,110 963,730
STERIS PLC ............................ 4,103 824,457
Stryker Corp. ........................... 14,198 4,207,293
Teleflex, Inc. ............................ 1,967 443,932
Zimmer Biomet Holdings, Inc. ................ 8,680 1,009,571
16,402,855
a
Health Care Providers & Services  —  1 .5%
DaVita, Inc.
(a)
............................ 2,239 227,169
Elevance Health, Inc. ...................... 9,788 4,693,248
HCA Healthcare, Inc. ...................... 8,474 2,122,568
Henry Schein, Inc.
(a)
....................... 5,431 362,411
Humana, Inc. ........................... 5,147 2,495,574
Molina Healthcare, Inc. ..................... 2,422 885,386
Quest Diagnostics, Inc. ..................... 4,662 639,766
11,426,122
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 22,724 393,579
Ventas, Inc. ............................ 16,714 766,170
Welltower, Inc. ........................... 21,548 1,919,927
3,079,676
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 6,340 1,105,125
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 29,559 $ 516,396
a
Hotels, Restaurants & Leisure  —  1 .4%
Booking Holdings, Inc.
(a)
.................... 1,483 4,635,413
Darden Restaurants, Inc. ................... 4,998 782,037
Domino's Pizza, Inc. ....................... 1,443 566,940
DoorDash, Inc. , Class A .................... 10,637 999,665
Hilton Worldwide Holdings, Inc. ............... 10,863 1,819,770
Hyatt Hotels Corp. , Class A .................. 1,888 216,667
Vail Resorts, Inc. ......................... 1,585 344,437
Yum! Brands, Inc. ........................ 11,640 1,461,402
10,826,331
a
Household Durables  —  0 .5%
DR Horton, Inc. .......................... 12,647 1,614,643
Garmin Ltd. ............................. 6,362 777,691
NVR, Inc.
(a)
............................. 136 837,133
PulteGroup, Inc. ......................... 9,148 808,866
4,038,333
a
Household Products  —  0 .5%
Church & Dwight Co., Inc. ................... 10,221 987,655
Clorox Co. (The) ......................... 5,151 738,396
Kimberly-Clark Corp. ...................... 14,048 1,738,159
3,464,210
a
Industrial REITs  —  0 .6%
Prologis, Inc. ............................ 38,376 4,410,554
a
Insurance  —  3 .9%
Aflac, Inc. .............................. 23,460 1,940,377
American International Group, Inc. ............. 29,571 1,946,068
Aon PLC , Class A ........................ 8,427 2,768,185
Arch Capital Group Ltd.
(a)
................... 15,492 1,296,525
Arthur J Gallagher & Co. .................... 8,952 2,229,048
Assurant, Inc. ........................... 2,158 362,587
Brown & Brown, Inc. ....................... 10,014 748,446
Chubb Ltd. ............................. 17,062 3,914,535
Everest Group Ltd. ........................ 1,803 740,222
Hartford Financial Services Group, Inc. (The) ...... 12,780 998,885
Marsh & McLennan Companies, Inc. ............ 20,518 4,091,700
Principal Financial Group, Inc. ................ 10,041 741,327
Progressive Corp. (The) .................... 24,314 3,988,225
Prudential Financial, Inc. .................... 15,078 1,474,327
Travelers Companies, Inc. (The) ............... 9,510 1,717,696
Willis Towers Watson PLC ................... 4,267 1,050,962
30,009,115
a
IT Services  —  1 .3%
Akamai Technologies, Inc.
(a)
.................. 6,302 728,070
Cognizant Technology Solutions Corp. , Class A ..... 20,979 1,476,502
EPAM Systems, Inc.
(a)
...................... 2,408 621,721
Gartner, Inc.
(a)
........................... 3,274 1,423,666
GoDaddy, Inc. , Class A
(a) (b)
................... 5,794 579,748
MongoDB, Inc. , Class A
(a)
................... 2,964 1,232,253
Okta, Inc. , Class A ........................ 6,511 436,563
Snowflake, Inc. , Class A .................... 11,641 2,184,783
Twilio, Inc. , Class A ....................... 7,147 462,268
VeriSign, Inc.
(a)
.......................... 3,856 818,243
9,963,817
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 5,414 251,264
a
Security Shares Value
a
Life Sciences Tools & Services  —  2 .0%
Agilent Technologies, Inc. ................... 12,154 $ 1,553,281
Avantor, Inc. ............................ 28,077 594,671
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 891 271,684
Bio-Techne Corp. ......................... 6,573 413,442
Charles River Laboratories International, Inc.
(a)
..... 2,130 419,780
Danaher Corp. .......................... 29,137 6,506,583
Illumina, Inc.
(a)
........................... 6,576 670,423
IQVIA Holdings, Inc.
(a)
...................... 7,607 1,628,659
Mettler-Toledo International, Inc.
(a)
............. 908 991,472
Repligen Corp. .......................... 2,219 348,938
Revvity, Inc. ............................ 5,173 459,880
Waters Corp.
(a) (b)
......................... 2,455 688,897
West Pharmaceutical Services, Inc. ............ 3,068 1,076,132
15,623,842
a
Machinery  —  3 .7%
Caterpillar, Inc. .......................... 21,191 5,313,007
CNH Industrial N.V. ....................... 41,571 446,472
Cummins, Inc. ........................... 5,884 1,318,957
Deere & Co. ............................ 11,365 4,141,520
Dover Corp. ............................ 5,810 820,140
Fortive Corp. ............................ 14,623 1,008,695
Graco, Inc. ............................. 7,020 567,076
IDEX Corp. ............................. 3,140 633,275
Illinois Tool Works, Inc. ..................... 12,561 3,042,400
Ingersoll Rand, Inc. ....................... 16,798 1,199,881
Nordson Corp. ........................... 2,131 501,510
Otis Worldwide Corp. ...................... 17,104 1,467,352
PACCAR, Inc. ........................... 21,717 1,994,055
Parker-Hannifin Corp. ...................... 5,335 2,311,015
Pentair PLC ............................ 6,894 444,939
Snap-on, Inc. ........................... 2,198 603,769
Stanley Black & Decker, Inc. ................. 6,365 578,578
Toro Co. (The) ........................... 4,314 358,062
Westinghouse Air Brake Technologies Corp. ....... 7,441 867,323
Xylem, Inc. ............................. 10,004 1,051,720
28,669,746
a
Media  —  1 .3%
Charter Communications, Inc. , Class A
(a)
......... 4,041 1,616,925
Comcast Corp. , Class A .................... 170,962 7,161,598
Interpublic Group of Companies, Inc. (The) ....... 15,990 491,533
Omnicom Group, Inc. ...................... 8,207 661,730
Sirius XM Holdings, Inc.
(b)
................... 31,622 147,991
10,079,777
a
Metals & Mining  —  0 .2%
Cleveland-Cliffs, Inc. ...................... 21,120 362,419
Reliance Steel & Aluminum Co. ............... 2,432 669,432
Steel Dynamics, Inc. ....................... 6,520 776,728
1,808,579
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
Annaly Capital Management, Inc. .............. 20,517 370,742
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 6,828 746,983
Boston Properties, Inc. ..................... 6,190 352,397
1,099,380
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 9,642 1,231,187
Kenvue, Inc. ............................ 71,589 1,463,279
2,694,466
a

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Pharmaceuticals  —  0 .6%
Catalent, Inc.
(a)
.......................... 7,398 $ 287,412
Jazz Pharmaceuticals PLC .................. 2,491 294,511
Royalty Pharma PLC , Class A ................ 15,851 429,087
Zoetis, Inc. , Class A ....................... 19,121 3,378,107
4,389,117
a
Professional Services  —  1 .4%
Automatic Data Processing, Inc. ............... 17,113 3,934,621
Booz Allen Hamilton Holding Corp. , Class A ....... 5,443 681,082
Broadridge Financial Solutions, Inc. ............ 4,906 950,881
Ceridian HCM Holding, Inc.
(b)
................. 6,141 423,115
Paychex, Inc. ........................... 13,505 1,647,205
Paycom Software, Inc. ..................... 2,261 410,733
Paylocity Holding Corp.
(b)
................... 1,867 292,503
Robert Half, Inc. ......................... 4,461 365,713
TransUnion ............................. 8,030 471,522
Verisk Analytics, Inc. ....................... 6,024 1,454,374
10,631,749
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 12,870 1,016,215
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 13,510 490,008
AvalonBay Communities, Inc. ................ 5,899 1,020,173
Camden Property Trust ..................... 4,435 400,303
Invitation Homes, Inc. ...................... 25,420 848,011
Mid-America Apartment Communities, Inc. ........ 4,847 603,355
3,361,850
a
Retail REITs  —  0 .3%
Kimco Realty Corp. ....................... 25,749 497,471
Regency Centers Corp. .................... 6,903 433,370
Simon Property Group, Inc. .................. 13,591 1,697,380
2,628,221
a
Semiconductors & Semiconductor Equipment  —  16 .2%
Advanced Micro Devices, Inc.
(a)
............... 67,114 8,131,532
Analog Devices, Inc. ....................... 20,700 3,795,966
Applied Materials, Inc. ..................... 34,749 5,204,705
Broadcom, Inc.
(b)
......................... 18,434 17,064,907
Enphase Energy, Inc.
(a) (b)
.................... 5,664 572,177
Entegris, Inc. ............................ 6,235 650,934
First Solar, Inc. .......................... 4,216 665,201
Intel Corp. ............................. 173,966 7,776,280
KLA Corp. .............................. 5,663 3,084,183
Lam Research Corp. ...................... 5,492 3,931,833
Lattice Semiconductor Corp. ................. 5,726 335,257
Marvell Technology, Inc. .................... 35,840 1,997,363
Microchip Technology, Inc. ................... 22,611 1,886,662
Micron Technology, Inc. ..................... 45,611 3,471,909
Monolithic Power Systems, Inc. ............... 1,885 1,034,337
NVIDIA Corp. ........................... 102,602 47,986,955
NXP Semiconductors NV ................... 10,709 2,185,493
ON Semiconductor Corp.
(a)
.................. 17,925 1,278,590
Qorvo, Inc.
(a)
............................ 4,089 394,589
QUALCOMM, Inc. ........................ 46,358 5,982,500
Skyworks Solutions, Inc. .................... 6,621 641,774
Teradyne, Inc. ........................... 6,398 590,088
Texas Instruments, Inc. ..................... 37,716 5,759,610
124,422,845
a
Software  —  23 .2%
Adobe, Inc.
(a)
............................ 18,913 11,556,032
ANSYS, Inc.
(a)
........................... 3,605 1,057,563
Aspen Technology, Inc. ..................... 1,201 226,100
Security Shares Value
a
Software (continued)
Atlassian Corp. , Class A .................... 6,446 $ 1,230,864
Autodesk, Inc.
(a) (b)
......................... 8,880 1,939,658
Bentley Systems, Inc. , Class B ................ 8,828 459,586
BILL Holdings, Inc. ........................ 3,926 257,035
Cadence Design Systems, Inc.
(a)
.............. 11,290 3,085,218
Confluent, Inc. , Class A ..................... 7,523 159,638
Crowdstrike Holdings, Inc. , Class A ............. 9,390 2,225,336
Datadog, Inc. , Class A ..................... 10,560 1,230,979
DocuSign, Inc. ........................... 8,468 364,971
Dropbox, Inc. , Class A ..................... 10,811 304,654
Dynatrace, Inc. .......................... 10,356 554,564
Fair Isaac Corp.
(a)
......................... 1,033 1,123,491
Fortinet, Inc.
(a)
........................... 27,729 1,457,436
Gen Digital, Inc. .......................... 23,906 527,845
HubSpot, Inc. ........................... 1,974 975,018
Intuit, Inc. .............................. 11,642 6,652,937
Manhattan Associates, Inc.
(a)
................. 2,562 571,454
Microsoft Corp. .......................... 293,195 111,094,517
Palo Alto Networks, Inc.
(a) (b)
.................. 12,819 3,782,759
PTC, Inc. .............................. 4,936 776,729
Roper Technologies, Inc. .................... 4,433 2,386,062
Salesforce, Inc.
(a)
......................... 40,418 10,181,294
ServiceNow, Inc.
(a)
........................ 8,486 5,819,190
Splunk, Inc. ............................ 6,650 1,007,741
Synopsys, Inc.
(a)
......................... 6,317 3,431,584
Tyler Technologies, Inc. ..................... 1,748 714,652
UiPath, Inc. , Class A
(a) (b)
.................... 16,093 317,998
Unity Software, Inc.
(b)
...................... 10,354 305,547
Workday, Inc. , Class A ..................... 8,599 2,327,921
Zscaler, Inc. ............................ 3,668 724,540
178,830,913
a
Specialized REITs  —  1 .9%
American Tower Corp. ..................... 19,364 4,042,816
Crown Castle, Inc. ........................ 18,015 2,112,799
Digital Realty Trust, Inc. .................... 12,574 1,745,020
Equinix, Inc. ............................ 3,887 3,167,944
Iron Mountain, Inc. ........................ 12,123 777,690
Public Storage ........................... 6,573 1,700,830
SBA Communications Corp. , Class A ............ 4,502 1,111,814
14,658,913
a
Specialty Retail  —  3 .7%
AutoZone, Inc.
(a)
......................... 741 1,933,958
Bath & Body Works, Inc. .................... 9,058 295,472
Best Buy Co., Inc. ........................ 8,155 578,516
CarMax, Inc.
(a)
........................... 6,591 421,428
Home Depot, Inc. (The) .................... 41,542 13,023,002
Lowe's Companies, Inc. .................... 23,973 4,766,552
Ross Stores, Inc. ......................... 14,066 1,833,925
TJX Companies, Inc. (The) .................. 47,524 4,187,340
Tractor Supply Co. ........................ 4,520 917,605
Ulta Beauty, Inc.
(a)
........................ 2,045 871,149
28,828,947
a
Technology Hardware, Storage & Peripherals  —  0 .6%
Dell Technologies, Inc. , Class C ............... 10,636 806,953
Hewlett Packard Enterprise Co. ............... 53,289 901,117
HP, Inc. ............................... 36,947 1,084,025
NetApp, Inc. ............................ 8,722 797,104
Seagate Technology Holdings PLC ............. 8,202 648,778
Western Digital Corp.
(a) (b)
.................... 13,465 650,494
4,888,471
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 1,086 $ 721,071
Lululemon Athletica, Inc.
(a)
................... 4,792 2,141,066
VF Corp. .............................. 13,619 227,846
3,089,983
a
Trading Companies & Distributors  —  0 .8%
Fastenal Co. ............................ 23,733 1,423,268
Ferguson PLC ........................... 8,473 1,451,764
United Rentals, Inc. ....................... 2,836 1,349,993
Watsco, Inc. ............................ 1,394 532,828
WW Grainger, Inc. ........................ 1,869 1,469,389
6,227,242
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 8,086 1,066,058
a
Total Long-Term Investments — 99.7%
(Cost: $ 722,465,907 ) ................................ 768,243,138
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 10,907,705 $ 10,913,159
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.34%
(c) (d)
............................ 1,856,931 1,856,931
a
Total Short-Term Securities — 1.7%
(Cost: $ 12,766,555 ) ................................. 12,770,090
Total Investments — 101.4%
(Cost: $ 735,232,462 ) ................................ 781,013,228
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (10,769,335)
Net Assets — 100.0% ................................. $ 770,243,893
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/23
  Shares Held
at 11/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 14,467,489  $ —  $ (3,556,965)
(a)
$ 781  $ 1,854  $ 10,913,159  10,907,705  $ 15,274
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,047,206  809,725
(a)
—  —  —  1,856,931  1,856,931  14,249  —
BlackRock, Inc. .. 4,082,047  267,363  (10,347) (952) 320,266  4,658,377  6,201  29,330  —
$ (171) $ 322,120
$ 17,428,467
$ 58,853  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 9 12/15/23 $ 2,060 $ 38,100
E-Mini Technology Select Sector Index ....................................................... 3 12/15/23 560 13,039
$ 51,139

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Advanced MSCI USA ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 768,243,138  $ —  $ —  $ 768,243,138
Short-Term Securities
Money Market Funds ...................................... 12,770,090  —  —  12,770,090
$ 781,013,228  $ —  $ —  $ 781,013,228
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 51,139  $ —  $ —  $ 51,139
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares